CONTINGENCY AND COMMITMENTS (Narrative) (Details) - 12 months ended Dec. 31, 2015	USD ($) mo $ / mo	CAD mo $ / mo
Contingency And Commitments 1	881	881
Contingency And Commitments 2 | mo	60	60
Contingency And Commitments 3 | CAD		CAD 3,667
Contingency And Commitments 4 | $ / mo	2,860	2,860
Contingency And Commitments 5	3.00%	3.00%
Contingency And Commitments 6	5.00%	5.00%
Contingency And Commitments 7	3.00%	3.00%
Contingency And Commitments 8	5.00%	5.00%
Contingency And Commitments 9	3.00%	3.00%
Contingency And Commitments 10	5.00%	5.00%
Contingency And Commitments 11	$ 84,300
Contingency And Commitments 12	120,000
Contingency And Commitments 13	130,000
Contingency And Commitments 14	385,000
Contingency And Commitments 15	327,000
Contingency And Commitments 16	385,000
Contingency And Commitments 17	327,000
Contingency And Commitments 18	10,000
Contingency And Commitments 19	$ 300,000